Warrant Liabilities - Schedule of Common Stock Warrant Liabilities (Details) - $ / shares shares in Thousands	Mar. 31, 2026	Dec. 31, 2025
Liability-classified common stock warrants
Warrant Liabilities [Line Items]
Shares underlying warrants (in shares)	25,376	25,376
PIPE Warrants
Warrant Liabilities [Line Items]
Shares underlying warrants (in shares)	17,769	17,769
Exercise price per share (in dollars per share)	$ 12.00	$ 12.00
NRA Warrants
Warrant Liabilities [Line Items]
Shares underlying warrants (in shares)	7,607	7,607
Exercise price per share (in dollars per share)	$ 12.00	$ 12.00